Risk Management and Financial Instruments (Details) - Schedule of Contractual Obligation Amounts from Financial Liabilities - Financial Liabilities [Member] - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2024	Dec. 31, 2023
Risk Management and Financial Instruments (Details) - Schedule of Contractual Obligation Amounts from Financial Liabilities [Line Items]
Trade accounts payable and supply chain finance		$ 5,800,771	$ 6,205,119
Loans and financing		18,958,038	19,999,138
Estimated interest on loans and financing	[1]	11,220,606	11,715,762
Derivatives liabilities (assets)		140,375	144,251
Payments of leases		1,771,627	1,841,227
Other liabilities		70,013	104,043
Less than 1 year [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contractual Obligation Amounts from Financial Liabilities [Line Items]
Trade accounts payable and supply chain finance		5,800,771	6,205,119
Loans and financing		1,857,767	891,570
Estimated interest on loans and financing	[1]	2,175,258	1,362,896
Derivatives liabilities (assets)		101,572	144,251
Payments of leases		346,205	(2,796)
Other liabilities		15,028	21,162
Between 1 and 3 years [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contractual Obligation Amounts from Financial Liabilities [Line Items]
Trade accounts payable and supply chain finance
Loans and financing		30,574	171,228
Estimated interest on loans and financing	[1]	850,019	1,052,488
Derivatives liabilities (assets)		38,803
Payments of leases		636,501	293,444
Other liabilities		54,970	20,914
Between 4 and 5 years [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contractual Obligation Amounts from Financial Liabilities [Line Items]
Trade accounts payable and supply chain finance
Loans and financing		2,680,319	1,212,538
Estimated interest on loans and financing	[1]	1,621,919	1,910,116
Derivatives liabilities (assets)
Payments of leases		207,642	442,272
Other liabilities
More than 5 years [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contractual Obligation Amounts from Financial Liabilities [Line Items]
Trade accounts payable and supply chain finance
Loans and financing		14,389,378	17,723,802
Estimated interest on loans and financing	[1]	6,573,410	7,390,262
Derivatives liabilities (assets)
Payments of leases		581,279	1,108,307
Other liabilities		$ 15	$ 61,967

[1]	Includes interest on all loans and financing outstanding. Payments are estimated for variable rate debt based on effective interest rates for the nine-month period ended September 30, 2024 and for the year ended December 31, 2023. Payments in foreign currencies are estimated using the September 30, 2024 and December 31, 2023 exchange rates.